Related Party Transactions (Details) - Schedule of due to related parties - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties			$ 1,433
Advances from Xiangdong Wen [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]		2,339
Advances to Zhen Fan [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]		$ (906)

[1]	Xiangdong Wen is the chief executive officer, chairman of the board and 10.4% shareholder of the Company.
[2]	Zhen Fan is the former chief executive officer and 9.4% shareholder of the Company.